                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 411 Theodore Fremd Ave Suite 206S
         Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (646) 495-7338

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                            Rye, NY              2-9-2011
-------------------------------------   -----------------   --------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           87
Form 13F Information Table Value Total:     $172,753
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
              COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5          COLUMN 6     COLUMN 7     COLUMN 8
           --------------            -------------- --------- --------- ---------------- ----------------- -------- ----------------
                                                                 FAIR                        INVESTMENT
                                          TITLE                 MARKET                       DISCRETION             VOTING AUTHORITY
                                           OF                   VALUE           SH/ PUT/ -----------------   OTHER  ----------------
           NAME OF ISSUER                 CLASS       CUSIP   (X 1,000)  SHARES PRN CALL SOLE SHARED OTHER MANAGERS SOLE SHARED NONE
           --------------            -------------- --------- --------- ------- --- ---- ---- ------ ----- -------- ---- ------ ----
LAS VEGAS SANDS CORP                      COM       517834107  $11,381  247,700 SH       SOLE                NONE   SOLE
SEARS HLDGS CORP COM                      COM       812350106  $10,588  143,568 SH       SOLE                NONE   SOLE
BROOKFIELD ASSET MGMT INC VTG SHS     CL A VTG SH   112585104  $10,152  304,980 SH       SOLE                NONE   SOLE
LEUCADIA NATIONAL CORP                    COM       527288104  $ 9,864  338,050 SH       SOLE                NONE   SOLE
JARDEN CORP                               COM       471109108  $ 9,088  294,426 SH       SOLE                NONE   SOLE
FOREST CITY ENTERPRISES INC CL A        CLASS A     345550107  $ 7,113  426,213 SH       SOLE                NONE   SOLE
LOEWS CORP                                COM       540424108  $ 6,430  165,263 SH       SOLE                NONE   SOLE
GENERAL GROWTH PPTYS INC NEWCOM           COM       370023103  $ 5,984  386,595 SH       SOLE                NONE   SOLE
LIBERTY MEDIA HLDG CORP CAP SER A      COM SER A    53071M302  $ 5,715   91,357 SH       SOLE                NONE   SOLE
CARNIVAL CORP PAIREDCTF 1 COM
   CARNIVAL CORP                       PAIREDCTF    143658300  $ 3,720   80,685 SH       SOLE                NONE   SOLE
AUTONATION INC COM                        COM       05329W102  $ 3,646  129,304 SH       SOLE                NONE   SOLE
IMPERIAL OIL LTD COM                      COM       453038408  $ 3,558   87,809 SH       SOLE                NONE   SOLE
HOWARD HUGHES CORP COM                    COM       44267D107  $ 3,378   62,088 SH       SOLE                NONE   SOLE
CNOOC LTD SPONSORED ADR ISIN              ADR       126132109  $ 3,335   13,993 SH       SOLE                NONE   SOLE
GRUPO TELEVISA SA DE CV SP ADR REP
   ORD                                    ADR       40049J206  $ 3,330  128,460 SH       SOLE                NONE   SOLE
SILVER WHEATON CORP COM ISIN              COM       828336107  $ 3,245   83,133 SH       SOLE                NONE   SOLE
ICAHN ENTERPRISES LPDEP UNIT            DEP UNIT    451100101  $ 3,113   88,309 SH       SOLE                NONE   SOLE
MASTERCARD INC CL A COM                 CLASS A     57636Q104  $ 3,077   13,733 SH       SOLE                NONE   SOLE
ICICI BK LTD ADR ISIN#US45104G1040        ADR       45104G104  $ 3,002   59,286 SH       SOLE                NONE   SOLE
CME GROUP INC COM                         COM       12572Q105  $ 2,967    9,224 SH       SOLE                NONE   SOLE
WYNN RESORTS LTD                          COM       983134107  $ 2,861   27,560 SH       SOLE                NONE   SOLE
CANADIAN NAT RES LTD                      COM       136385101  $ 2,818   63,448 SH       SOLE                NONE   SOLE
VIRTUS INVT PARTNERS INC COM              COM       92828Q109  $ 2,799   61,706 SH       SOLE                NONE   SOLE
CENOVUS ENERGY INC COM                    COM       15135U109  $ 2,791   83,980 SH       SOLE                NONE   SOLE
BERKSHIRE HATHAWAY INC DEL              CLASS A     084670108  $ 2,649       22 SH       SOLE                NONE   SOLE
CHINA LIFE INS CO LTD SPONS ADR
   REPSTGH SH                             ADR       16939P106  $ 2,603   42,554 SH       SOLE                NONE   SOLE
GREENLIGHT CAPITAL RE LTD CLASS A       CLASS A     G4095J109  $ 2,480   92,537 SH       SOLE                NONE   SOLE
VORNADO RLTY TR SBI                    SH BEN INT   929042109  $ 2,402   28,837 SH       SOLE                NONE   SOLE
NASDAQ OMX GROUP INCCOM                   COM       631103108  $ 2,315   97,572 SH       SOLE                NONE   SOLE
LIBERTY MEDIA CORP NEW LIB STAR
   COM A                             LIB STAR COM A 53071M708  $ 1,894   28,500 SH       SOLE                NONE   SOLE
US GOLD CORPORATION COM PAR $0.10         COM       912023207  $ 1,846  228,851 SH       SOLE                NONE   SOLE
AUTOZONE INC                              COM       053332102  $ 1,813    6,654 SH       SOLE                NONE   SOLE
SPDR INDEX SHS FDS S&P CHINA ETF          ETF       78463X400  $ 1,694   22,225 SH       SOLE                NONE   SOLE
CB RICHARD ELLIS GROUP INC CL A         CLASS A     12497T101  $ 1,339   65,415 SH       SOLE                NONE   SOLE
EATON VANCE SR FLTNG RTE TR               COM       27828Q105  $ 1,132   69,826 SH       SOLE                NONE   SOLE
ING PRIME RATE TR SH BEN INT           SH BEN INT   44977W106  $ 1,072  188,470 SH       SOLE                NONE   SOLE
DREAMWORKS ANIMATION SKG INCCL A        CLASS A     26153C103  $ 1,064   36,137 SH       SOLE                NONE   SOLE
SUNCOR ENERGY INC NEW COM ISIN            COM       867224107  $ 1,049   27,400 SH       SOLE                NONE   SOLE
EATON VANCE FLTING RATE INC               COM       278279104  $   953   59,580 SH       SOLE                NONE   SOLE
BERKSHIRE HATHAWAY INC DEL CL B NEW     CLASS B     084670702  $   917   11,450 SH       SOLE                NONE   SOLE
PIMCO INCOME STRATEGY FUND II             COM       72201J104  $   905   91,426 SH       SOLE                NONE   SOLE
INVESCO VAN KAMPEN SENIOR INCOME
   TRUST                                  COM       46131H107  $   903  192,626 SH       SOLE                NONE   SOLE

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
WISDOMTREE TRUST INDIA ERNGS FD           COM       97717W422  $   899   34,100 SH       SOLE                NONE   SOLE
BOK FINL CORP COM NEW                     COM       05561Q201  $   899   16,836 SH       SOLE                NONE   SOLE
PCM FUND INC                              COM       69323T101  $   858   79,533 SH       SOLE                NONE   SOLE
EATON VANCE LTD DUR INCOME F              COM       27828H105  $   846   52,754 SH       SOLE                NONE   SOLE
INVESCO VAN KAMPEN DYNAMIC CREDIT
   OPPORTUNIT                             COM       46132R104  $   837   68,630 SH       SOLE                NONE   SOLE
PIMCO INCOME OPPORTUNITY FD               COM       72202B100  $   820   32,044 SH       SOLE                NONE   SOLE
FIRST TR/FOUR CRNRS SR FLOAT              COM       33733U108  $   790   56,550 SH       SOLE                NONE   SOLE
NUVEEN FLOATING RATE INCOME               COM       67072T108  $   761   64,497 SH       SOLE                NONE   SOLE
BLACKROCK FLOAT RATE OME STR              COM       09255X100  $   749   50,380 SH       SOLE                NONE   SOLE
BLACKROCK FL RATE OME STRA I SHS          COM       09255Y108  $   674   49,230 SH       SOLE                NONE   SOLE
EATON VANCE SR INCOME TR SH BEN INT    SH BEN INT   27826S103  $   662   92,538 SH       SOLE                NONE   SOLE
NUVEEN MULT CURR ST GV INCM COM           COM       67090N109  $   633   45,995 SH       SOLE                NONE   SOLE
PIMCO INCOME STRATEGY FUND                COM       72201H108  $   622   54,106 SH       SOLE                NONE   SOLE
ISHARES TR FTSE CHINA 25 IDX              IDX       464287184  $   621   14,430 SH       SOLE                NONE   SOLE
NUVEEN SR INCOME FD                       COM       67067Y104  $   602   84,440 SH       SOLE                NONE   SOLE
PIONEER FLOATING RATE TR                  COM       72369J102  $   558   43,330 SH       SOLE                NONE   SOLE
NYSE EURONEXT COM                         COM       629491101  $   522   17,413 SH       SOLE                NONE   SOLE
NUVEEN FLTNG RTE INCM OPP FDCOM SHS       COM       6706EN100  $   497   41,151 SH       SOLE                NONE   SOLE
MARKET VECTORS ETF TR GAMING ETF          ETF       57060U829  $   460   14,639 SH       SOLE                NONE   SOLE
FIRST TR ISE REVERE NAT GAS COM           COM       33734J102  $   432   22,000 SH       SOLE                NONE   SOLE
BLACKROCK FLOATING RATE INCOME            COM       091941104  $   410   24,820 SH       SOLE                NONE   SOLE
GUGGENHEIM CHINA REAL ESTATE ETF          ETF       18383Q861  $   370   18,600 SH       SOLE                NONE   SOLE
LENDER PROCESSING SVCS INC                COM       52602E102  $   318   10,777 SH       SOLE                NONE   SOLE
NUVEEN DIV ADV MUNI FD 3 SH BEN INT    SH BEN INT   67070X101  $   278   20,950 SH       SOLE                NONE   SOLE
NUVEEN DIVID ADVANTAGE MUN F              COM       67066V101  $   276   21,430 SH       SOLE                NONE   SOLE
ALLIANCE WORLD DLR GVT FD II              COM       01879R106  $   267   18,700 SH       SOLE                NONE   SOLE
PIONEER MUN HIGH INCOME TR SHS            COM       723763108  $   258   19,250 SH       SOLE                NONE   SOLE
PUTNAM MANAGED MUN INCOM TR               COM       746823103  $   250   36,180 SH       SOLE                NONE   SOLE
BLACKROCK SR HIGH INCOME FD               COM       09255T109  $   247   63,630 SH       SOLE                NONE   SOLE
DREYFUS STRATEGIC MUNS INC                COM       261932107  $   244   31,390 SH       SOLE                NONE   SOLE
NUVEEN CA SELECT QUALITY MUNCOM           COM       670975101  $   244   18,750 SH       SOLE                NONE   SOLE
LMP CORPORATE LN FD INC                   COM       50208B100  $   239   20,400 SH       SOLE                NONE   SOLE
EATON VANCE CA MUN BD FD                  COM       27828A100  $   229   20,370 SH       SOLE                NONE   SOLE
MARKET VECTORS ETF TR HG YLD MUN ETF      ETF       57060U878  $   225    7,910 SH       SOLE                NONE   SOLE
PIONEER MUN HIGH INC ADV TR               COM       723762100  $   224   18,085 SH       SOLE                NONE   SOLE
MFS MUN INCOME TR SH BEN INT           SH BEN INT   552738106  $   224   34,955 SH       SOLE                NONE   SOLE
MFS HIGH INCOME MUN TR SH BEN INT      SH BEN INT   59318D104  $   213   45,415 SH       SOLE                NONE   SOLE
TEMPLETON EMERG MKTS INCOME               COM       880192109  $   209   12,800 SH       SOLE                NONE   SOLE
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST                    COM       46132X101  $   207   33,520 SH       SOLE                NONE   SOLE
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST                    COM       46133A100  $   202   29,717 SH       SOLE                NONE   SOLE
NUVEEN PERFORM PLUS MUN FD                COM       67062P108  $   197   14,600 SH       SOLE                NONE   SOLE
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST                    COM       46133C106  $   193   26,413 SH       SOLE                NONE   SOLE
MFS HIGH YIELD MUN TR SH BEN INT       SH BEN INT   59318E102  $   181   41,970 SH       SOLE                NONE   SOLE
NUVEEN INSD CA PREM INCOME 2              COM       67061U108  $   167   13,273 SH       SOLE                NONE   SOLE
NUVEEN PREM INCOME MUN FD 4.000%
   00/00/00                               COM       6706K4105  $   154   12,940 SH       SOLE                NONE   SOLE